SHARE BASED COMPENSATION - Share based compensation expenses recognized with each issuance of share options (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation			¥ 290,630	¥ 353,151	¥ 508,162
Options
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	¥ 34,842	¥ 207,008	290,630	353,151	508,162
Options | 10/7/2015
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation					2,613
Options | 25/09/2015
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation				57	111
Options | 01/7/2016
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		5,255	10,319	27,771	47,177
Options | 16/08/2016
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation				251	241
Options | 23/08/2016
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		800	1,571	2,442	2,336
Options | 01/9/2016
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation				1,616	1,546
Options | 06/9/2016
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		457	898	3,427	3,524
Options | 01/8/2017
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	3,097	3,373	6,623	10,124	9,686
Options | 11/09/2017
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation				9,107	8,713
Options | 10/10/2017
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	1,335	1,458	2,862	2,856	2,732
Options | 20/10/2017
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation				63,246	393,648
Options | 26/12/2017
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		2,380	4,674	135,997
Options | 19/1/2018
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		781	1,533	8,486	33,623
Options | 07/3/2018
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation				4,162	2,193
Options | 27/03/2018
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	1,681	1,835	3,604	6,345
Options | 27/04/2018
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation				10,377
Options | 01/09/2018
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	1,146	2,343	1,028	1,366
Options | 29/09/2018
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	479	524	4,600	20,195
Options | 24/12/2018
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation				1,095	¥ 19
Options | 07/01/2019
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	391	427	839	1,842
Options | 21/04/2019
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	144	157	309	653
Options | 13/06/2019
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	82	90	177	97
Options | 14/06/2019
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	35	38	75	41
Options | 01/07/2019
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	3,565	6,955	13,657	¥ 41,598
Options | 16/02/2020
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	1,636
Options | 21/2/2020
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		112,183	110,145
Options | 28/2/2020
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation		¥ 67,952	¥ 127,716
Options | 01/07/2020
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	678
Options | 13/05/2021
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	¥ 20,573